Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Poplar Forest Partners Fund
Class Name	Class A
Trading Symbol	PFPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.20%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing 12-month period ending September 30, 2024, the Partners Fund Class A shares delivered a 20.59% no-load return. The Partners Fund uses a contrarian value approach to build a concentrated investment portfolio of undervalued companies designed to deliver attractive returns over full market cycles. While not outpacing the benchmark in the past year, we are pleased with the Fund’s performance given our defensive, value-based approach.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong absolute performance with the greatest returns in the Financials, Healthcare, and Utilities sectors. On a relative basis, a performance detractor was Information Technology. The Information Technology weighting in the S&P 500 is more than 31% and excitement over artificial intelligence drove sector performance up more than 50%. The Fund’s weighting at September 30, 2024 in Information Technology was only 9.5%.

Top Contributors
Allstate Financial
International Business Machines
Equitable Holdings

Top Detractors
Dollar Tree
Intel
Vishay Intertechnology
PERFORMANCE
The Fund’s performance relative to its benchmark reflects our commitment to absolute value investing in a market environment that has rewarded growth companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	20.59	10.84	6.75
Class A (with sales charge)	14.56	9.71	6.21
S&P 500 TR	36.35	15.98	13.38
Russell 1000 Value Total Return	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://poplarforestfunds.com/resources/ for more recent performance information. Visit https://poplarforestfunds.com/resources/ for more recent performance information.
Net Assets	$ 313,479,427
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 2,243,733
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$313,479,427
Number of Holdings	30
Net Advisory Fee	$2,243,733
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Securities	(%)
United Therapeutics Corp.	5.5%
Equitable Holdings, Inc.	5.2%
Allstate Corp.	5.2%
AT&T, Inc.	4.8%
National Fuel Gas Co.	4.8%
Dominion Energy, Inc.	4.7%
International Business Machines Corp.	4.6%
Tyson Foods, Inc. - Class A	4.5%
Kraft Heinz Co.	4.2%
CVS Health Corp.	4.2%

Top Sectors	(%)
Financials	21.8%
Health Care	17.1%
Consumer Staples	10.8%
Utilities	9.5%
Information Technology	9.5%
Energy	6.0%
Industrials	6.0%
Consumer Discretionary	5.2%
Communication Services	4.8%
Cash & Other	9.3%

Updated Prospectus Web Address	https://poplarforestfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Poplar Forest Partners Fund
Class Name	Institutional Class
Trading Symbol	IPFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Poplar Forest Partners Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing 12-month period ending September 30, 2024, the Partners Fund Institutional Class delivered a 20.89% return. The Partners Fund uses a contrarian value approach to build a concentrated investment portfolio of undervalued companies designed to deliver attractive returns over full market cycles. While not outpacing the benchmark in the past year, we are pleased with the Fund’s performance given our defensive, value-based approach.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong absolute performance with the greatest returns in the Financials, Healthcare, and Utilities sectors. On a relative basis, a performance detractor was Information Technology. The Information Technology weighting in the S&P 500 is more than 31% and excitement over artificial intelligence drove sector performance up more than 50%. The Fund’s weighting at September 30, 2024 in Information Technology was only 9.5%.

Top Contributors
Allstate Financial
International Business Machines
Equitable Holdings

Top Detractors
Dollar Tree
Intel
Vishay Intertechnology
PERFORMANCE
The Fund’s performance relative to its benchmark reflects our commitment to absolute value investing in a market environment that has rewarded growth companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	20.89	11.12	7.02
S&P 500 TR	36.35	15.98	13.38
Russell 1000 Value Total Return	27.76	10.69	9.23

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://poplarforestfunds.com/resources/ for more recent performance information. Visit https://poplarforestfunds.com/resources/ for more recent performance information.
Net Assets	$ 313,479,427
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 2,243,733
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$313,479,427
Number of Holdings	30
Net Advisory Fee	$2,243,733
Portfolio Turnover	28%

Holdings [Text Block]

Top 10 Securities	(%)
United Therapeutics Corp.	5.5%
Equitable Holdings, Inc.	5.2%
Allstate Corp.	5.2%
AT&T, Inc.	4.8%
National Fuel Gas Co.	4.8%
Dominion Energy, Inc.	4.7%
International Business Machines Corp.	4.6%
Tyson Foods, Inc. - Class A	4.5%
Kraft Heinz Co.	4.2%
CVS Health Corp.	4.2%

Top Sectors	(%)
Financials	21.8%
Health Care	17.1%
Consumer Staples	10.8%
Utilities	9.5%
Information Technology	9.5%
Energy	6.0%
Industrials	6.0%
Consumer Discretionary	5.2%
Communication Services	4.8%
Cash & Other	9.3%

Updated Prospectus Web Address	https://poplarforestfunds.com/resources/
Investor Class
Shareholder Report [Line Items]
Fund Name	Poplar Forest Cornerstone Fund
Class Name	Investor Class
Trading Symbol	IPFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Poplar Forest Cornerstone Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://poplarforestfunds.com/resources/. You can also request this information by contacting us at 1-877-522-8860.
Additional Information Phone Number	1-877-522-8860
Additional Information Website	https://poplarforestfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the trailing 12-month period ending September 30, 2024, the Cornerstone Fund Investor Class delivered an 18.20% return. The balanced fund uses a contrarian value approach to build a concentrated investment portfolio of equity securities that we believe are undervalued and will deliver attractive returns over full market cycles. The equity weighting is currently 58%. The strategy’s remaining allocation is to fixed income and cash. Our fixed income strategy also applies a contrarian value approach where we look for discounted bonds where we expect full repayment at maturity. While not outpacing the 60%/40% S&P 500/Bloomberg US Aggregate Bond Index benchmark in the past year, we are pleased with the Fund’s absolute performance given our defensive, value-based approach.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong absolute performance with the greatest returns in the Financials, Healthcare, and Utilities sectors. On a relative basis, the biggest performance detractor was Information Technology. The Information Technology weighting in the S&P 500 is more than 31% and excitement over artificial intelligence drove sector performance up more than 50%. The Fund’s weighting in Information Technology was less than 10%.

Top Contributors
Allstate Financial
International Business Machines
Equitable Holdings

Top Detractors
Dollar Tree
Intel
Vishay Intertechnology
PERFORMANCE
The Fund’s performance relative to its benchmark reflects our commitment to absolute value investing in a market environment that has rewarded growth companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2014)
Investor Class	18.20	10.19	7.06
S&P 500 TR	36.35	15.98	13.19
60% S&P 500/40% Bloomberg Capital Aggregate Blend	25.98	9.78	8.73

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://poplarforestfunds.com/resources/ for more recent performance information. Visit https://poplarforestfunds.com/resources/ for more recent performance information.
Net Assets	$ 35,154,138
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 89,115
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$35,154,138
Number of Holdings	56
Net Advisory Fee	$89,115
Portfolio Turnover	31%
30-Day SEC Yield	2.58%
30-Day SEC Yield Unsubsidized	2.06%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	17.6%
National Fuel Gas Co.	5.2%
United States Treasury Bill	4.9%
Allstate Corp.	3.2%
Equitable Holdings, Inc.	3.1%
Ally Financial, Inc.	3.1%
AT&T, Inc.	3.1%
Citigroup, Inc.	2.9%
Dominion Energy, Inc.	2.9%
International Business MachinesCorp.	2.8%

Top Sectors	(%)
Government	20.0%
Financials	17.1%
Health Care	11.7%
Utilities	11.4%
Consumer Staples	9.1%
Information Technology	5.7%
Consumer Discretionary	5.6%
Industrials	3.9%
Communication Services	3.1%
Cash & Other	12.4%

Updated Prospectus Web Address	https://poplarforestfunds.com/resources/